TRADE ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET

15.	TRADE ACCOUNTS RECEIVABLE, NET

Trade accounts receivable are presented net of allowance for doubtful accounts of $2.6 million (2019: $2.9 million). Movements in the allowance for doubtful accounts in the three years ended December 31, 2020 are summarized as follows;

(in thousands of $)
Balance at December 31, 2017	5,998
Deductions credited to income	(203)
Balance at December 31, 2018	5,795
Deductions credited to income	(2,847)
Balance at December 31, 2019	2,948
Deductions credited to income	(301)
Balance at December 31, 2020	2,647